UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   2/09/2005
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           50
                                         -----------
Form 13F Information Table Value Total:   $1,559,198
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MEDICAL OPTICS INC    COM              00763M108    22445  619843 SH  -    SOLE              619843      0    0
ALERIS INTL INC                COM              014477103     5833  233778 SH  -    SOLE              233778      0    0
ANHEUSER BUSCH COS INC         PUT              035229953      690  240000 -   PUT  SOLE              240000      0    0
BARR PHARMACEUTICALS INC       COM              068306109    24495  501636 SH  -    SOLE              501636      0    0
BLOCKBUSTER INC                CL A             093679108     3594  407000 SH  -    SOLE              407000      0    0
BORDERS GROUP INC              COM              099709107    53125 1995691 SH  -    SOLE             1995691      0    0
CANADIAN PAC RY LTD            COM              13645T100    14567  404985 SH  -    SOLE              404985      0    0
CARMAX INC                     COM              143130102    28002  888955 SH  -    SOLE              888955      0    0
CIMAREX ENERGY CO              COM              171798101     6356  162976 SH  -    SOLE              162976      0    0
CKE RESTAURANTS INC            COM              12561E105    23419 1477537 SH  -    SOLE             1477537      0    0
COCA COLA ENTERPRISES INC      COM              191219104   105924 5161996 SH  -    SOLE             5161996      0    0
COLLECTORS UNIVERSE INC        COM NEW          19421R200     2794  145811 SH  -    SOLE              145811      0    0
CONSOL ENERGY INC              COM              20854P109    32780  697144 SH  -    SOLE              697144      0    0
CORINTHIAN COLLEGES INC        COM              218868107    13591  864552 SH  -    SOLE              864552      0    0
CYTYC CORP                     COM              232946103     5177  225000 SH  -    SOLE              225000      0    0
DRESS BARN INC                 COM              261570105     6529  358318 SH  -    SOLE              358318      0    0
DYCOM INDS INC                 COM              267475101     4598  200000 SH  -    SOLE              200000      0    0
EXCEL MARITIME CARRIERS LTD    COM              V3267N107     1661   90000 SH  -    SOLE               90000      0    0
FIDELITY NATL FINL INC         COM              316326107    10950  332409 SH  -    SOLE              332409      0    0
GENELABS TECHNOLOGIES INC      COM              368706107      597  994836 SH  -    SOLE              994836      0    0
GENESCO INC                    COM              371532102    17742  624291 SH  -    SOLE              624291      0    0
GREAT ATLANTIC & PAC TEA INC   COM              390064103    18226 1223200 SH  -    SOLE             1223200      0    0
HARRAHS ENTMT INC              COM              413619107    78461 1214936 SH  -    SOLE             1214936      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101    16112 1057200 SH  -    SOLE             1057200      0    0
HILTON HOTELS CORP             COM              432848109    93374 4177799 SH  -    SOLE             4177799      0    0
KERR MCGEE CORP                COM              492386107    63510  810801 SH  -    SOLE              810801      0    0
KMART HLDG CORPORATION         COM              498780105    78922  592641 SH  -    SOLE              592641      0    0
LAIDLAW INTL INC               COM              50730R102     5399  259555 SH  -    SOLE              259555      0    0
LIONS GATE ENTMNT CORP         COM NEW          535919203     9389  849700 SH  -    SOLE              849700      0    0
MAGNUM HUNTER RES INC          COM PAR $0.002   55972F203    11353  704733 SH  -    SOLE              704733      0    0
MOLSON COORS BREWING CO        CALL             60871R909      835  116000 -   CALL SOLE              116000      0    0
MOLSON COORS BREWING CO        CL B             60871R209   142915 1851950 SH  -    SOLE             1851950      0    0
NEIMAN MARCUS GROUP INC        CALL             640204902      413   50000 -   CALL SOLE               50000      0    0
NEIMAN MARCUS GROUP INC        CL A             640204202    37097  405388 SH  -    SOLE              405388      0    0
NORANDA INC                    COM              655422103    21678 1072100 SH  -    SOLE             1072100      0    0
NORDSTROM INC                  COM              655664100    20209  364914 SH  -    SOLE              364914      0    0
NRG ENERGY INC                 COM NEW          629377508    30395  890055 SH  -    SOLE              890055      0    0
OFFICE DEPOT INC               COM              676220106   152363 6869397 SH  -    SOLE             6869397      0    0
OFFICEMAX INC DEL              COM              67622P101    65757 1962900 SH  -    SOLE             1962900      0    0
OWENS ILL INC                  COM NEW          690768403    49591 1972576 SH  -    SOLE             1972576      0    0
PANTRY INC                     COM              698657103    10208  329595 SH  -    SOLE              329595      0    0
PENNEY J C INC                 COM              708160106    15815  304600 SH  -    SOLE              304600      0    0
PRECISION DRILLING CORP        COM              74022D100    30249  405155 SH  -    SOLE              405155      0    0
RAYOVAC CORP                   COM              755081106    63763 1532775 SH  -    SOLE             1532775      0    0
RELIANT ENERGY INC             COM              75952B105    18300 1608100 SH  -    SOLE             1608100      0    0
TOYS R US INC                  COM              892335100    15693  609200 SH  -    SOLE              609200      0    0
TYCO INTL LTD NEW              COM              902124106    74167 2194282 SH  -    SOLE             2194282      0    0
UNITEDGLOBALCOM                CL A             913247508     2838  300000 SH  -    SOLE              300000      0    0
VINTAGE PETE INC               COM              927460105    14659  465968 SH  -    SOLE              465968      0    0
YELLOW ROADWAY CORP            COM              985577105    32638  557531 SH  -    SOLE              557531      0    0